Average Annual Total Returns - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2023
Fidelity Multi-Asset Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.83%)
Since Inception	8.55%
Fidelity Multi-Asset Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.16%)
Since Inception	7.27%
Fidelity Multi-Asset Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.32%)
Since Inception	6.29%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.38%	[1]
F1878
Average Annual Return:
Past 1 year	(15.26%)
Since Inception	5.68%	[1]

[1]	A From March 28, 2018